Goodwill and Intangible Assets (Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Intangible Assets by Major Class [Line Items]
Gross carrying amount		¥ 128,580	¥ 128,826
Gross carrying amount		8,702	9,199
Net carrying amount		8,702	9,199
Gross carrying amount		137,282	138,025
Accumulated amortization		63,042	53,578
Net carrying amount		65,538	75,248
Net carrying amount		74,240	84,447
Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	[1]	126,882	126,979
Accumulated amortization	[1]	61,630	52,237
Net carrying amount	[1]	65,252	74,742
Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount		1,698	1,847
Accumulated amortization		1,412	1,341
Net carrying amount		¥ 286	¥ 506

[1]	Customer relationships were acquired in connection with the merger of MHSC and Shinko on May 7, 2009 and the integration among asset management companies on October 1, 2016, see Note 3 "Business combination" for further details of the integration among asset management companies. See Note 1 "Basis of presentation and summary of significant accounting policies" for further information.